Schedule of Trade and Other Payables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
- Third parties		$ 53,266		$ 126,926
- Accruals			$ 294,315		$ 96,053
- Contract liabilities (Note	[1]		9,021		37,891
- Other payables (Note	[2]		152,267		35,914
Other payables			455,603		169,858
Total trade and other payables			626,008		447,069
Third parties [Member]
IfrsStatementLineItems [Line Items]
- Third parties			$ 170,405		$ 277,211

[1]	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.
[2]	The amounts due to the directors of S$12,587 (2023: S$2,941) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.